Summary of Significant Accounting Policies - Summary of Useful Lives of Property Plant and Equipment (Detail)	12 Months Ended
Dec. 29, 2019
Building Improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Land	39 years
Vehicles
Summary Of Significant Accounting Policies [Line Items]
Land	5 years
Furniture and Fixtures
Summary Of Significant Accounting Policies [Line Items]
Land	5 years
Leasehold Improvements
Summary Of Significant Accounting Policies [Line Items]
Leasehold improvements	Lesser of lease term or 5 years
Minimum [Member] | Machinery and Equipment
Summary Of Significant Accounting Policies [Line Items]
Land	2 years
Maximum | Machinery and Equipment
Summary Of Significant Accounting Policies [Line Items]
Land	7 years